091-16457fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SEC
Mail Processing
Section
OCT 11 2013
Washington DC
404

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13035441

## Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   PowerShares China A-Share Portfolio
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   CHNA
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

## Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Senior Regulatory Counsel

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:
[signature]

Date:
October 10, 2013

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 11 2013 |

SEC 2449 (6-01)

**NSX** National Stock® Exchange

SEC
Mail Processing
Section
OCT 11 2013
Wasnington DC
404

October 10, 2013

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) YDIV
2) FIEU
3) DVHI
4) BSJJ
5) BSJK
6) MLPC
7) NEAR
8) EMGC
9) RDIV
10) DBUK
11) DBEU
12) DBAP
13) JNUG
14) JDST
15) RIGS
16) FIEG
17) NFRA
18) CHNA
19) NOBL
20) ULST

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 11 2013 |

101 Hudson Street, Suite 1200
Jersey City, NJ 07302
www.nsx.com

Phone 201.499.3700
Fax 201.499.0174

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Senior Regulatory Counsel

Enclosures